Contingencies and Commitments (Details) - Schedule of Bank’s Contractual Obligations - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Contingencies and Commitments [Abstract]
Personal guarantees	$ 365,932	$ 494,104
Personal guarantees in local currency	201,688	193,144
Personal guarantees in foreign currency	164,244	300,960
Letter of credits of merchandise traffic operations	308,407	262,496
Transactions related to contingent events	2,208,507	1,641,510
Transactions related to contingent events in local currency	1,540,118	1,179,242
Transactions related to contingent events in foreign currency	668,389	462,268
Unrestricted prompt cancel credit lines	10,352,459	9,490,141
Other credit commitments	195,207	314,318
Credit for university studies	406	813
Other irrevocable credit commitments	194,801	313,505
Total	$ 13,430,512	$ 12,202,569